Vanguard High-Yield Tax-Exempt Fund
Risk/Return
Investment Objective
The Fund seeks to provide a high and sustainable level of current income that is exempt from federal personal income taxes.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard High-Yield Tax-Exempt Fund Retail) Vanguard High-Yield Tax-Exempt Fund (USD $)	Vanguard High-Yield Tax-Exempt Fund - Investor Shares	Vanguard High-Yield Tax-Exempt Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard High-Yield Tax-Exempt Fund Retail) Vanguard High-Yield Tax-Exempt Fund	Vanguard High-Yield Tax-Exempt Fund - Investor Shares	Vanguard High-Yield Tax-Exempt Fund - Admiral Shares
Management Expenses	0.16%	0.10%
12b-1 Distribution Fee	none	none
Other Expenses	0.04%	0.02%
Total Annual Fund Operating Expenses	0.20%	0.12%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard High-Yield Tax-Exempt Fund Retail) Vanguard High-Yield Tax-Exempt Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard High-Yield Tax-Exempt Fund - Investor Shares	20	64	113	255
Vanguard High-Yield Tax-Exempt Fund - Admiral Shares	12	39	68	154

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20%.

Primary Investment Strategies

The Fund invests at least 80% of its assets in investment-grade municipal bonds, as determined by a nationally recognized statistical rating organization (NRSRO) (e.g., Baa or higher by Moody's Investors Service, Inc.), and up to 20% in bonds that are rated less than investment grade by an NRSRO (e.g., less than Baa by Moody's)or in bonds that are unrated.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund is subject to the following risks, which could affect the Fund's performance:

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Credit risk should be moderate for the Fund because it invests a portion of its assets in low-quality bonds.

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally low for long-term bond funds.

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be high for the Fund because it invests primarily in long-term bonds, whose prices are much more sensitive to interest rate changes than are the prices of short-term bonds.

Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Call risk is generally high for high-yield bond funds.

Liquidity risk, which is the chance that the Fund may not be able to sell a security in a timely manner at a desired price. Liquidity risk is generally high for long-term bond funds.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at800-662-7447.

Annual Total Returns - Vanguard High-Yield Tax-Exempt Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 9.71% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -6.14% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard High-Yield Tax-Exempt Fund Retail) Vanguard High-Yield Tax-Exempt Fund	One Year	Five Years	Ten Years
Vanguard High-Yield Tax-Exempt Fund - Investor Shares	9.36%	6.01%	5.27%
Vanguard High-Yield Tax-Exempt Fund - Investor Shares Return After Taxes on Distributions	9.36%	6.01%	5.27%
Vanguard High-Yield Tax-Exempt Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	7.48%	5.79%	5.18%
Vanguard High-Yield Tax-Exempt Fund - Investor Shares Barclays Municipal Bond Index	6.78%	5.91%	5.10%
Vanguard High-Yield Tax-Exempt Fund - Admiral Shares	9.45%	6.09%	5.35%
Vanguard High-Yield Tax-Exempt Fund - Admiral Shares Barclays Municipal Bond Index	6.78%	5.91%	5.10%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Intermediate-Term Tax-Exempt Fund
Risk/Return
Investment Objective
The Fund seeks to provide a moderate and sustainable level of current income that is exempt from federal personal income taxes.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Intermediate-Term Tax-Exempt Fund Retail) Vanguard Intermediate-Term Tax-Exempt Fund (USD $)	Vanguard Intermediate-Term Tax-Exempt Fund - Investor Shares	Vanguard Intermediate-Term Tax-Exempt Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Intermediate-Term Tax-Exempt Fund Retail) Vanguard Intermediate-Term Tax-Exempt Fund	Vanguard Intermediate-Term Tax-Exempt Fund - Investor Shares	Vanguard Intermediate-Term Tax-Exempt Fund - Admiral Shares
Management Expenses	0.17%	0.10%
12b-1 Distribution Fee	none	none
Other Expenses	0.03%	0.02%
Total Annual Fund Operating Expenses	0.20%	0.12%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Intermediate-Term Tax-Exempt Fund Retail) Vanguard Intermediate-Term Tax-Exempt Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Intermediate-Term Tax-Exempt Fund - Investor Shares	20	64	113	255
Vanguard Intermediate-Term Tax-Exempt Fund - Admiral Shares	12	39	68	154

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11%.

Primary Investment Strategies

The Fund has no limitations on the maturity of individual securities, but is expected to maintain a dollar-weighted average maturity of 6 to 12 years. At least 75% of the securities held by the Fund are municipal bonds in the top three credit-rating categories as determined by a nationally recognized statistical rating organization (NRSRO) (e.g., Aaa, Aa, and A by Moody's Investors Service, Inc.). No more than 20% of the Fund's assets may be invested in bonds in a medium-grade category as determined by an NRSRO (e.g., Baa by Moody's). The remaining 5% may be invested in securities with lower credit ratings or in securities that are unrated.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund is subject to the following risks, which could affect the Fund's performance:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate accordingly.

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests primarily in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Call risk is generally moderate for intermediate-term bond funds.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. In general, credit risk should be low for the Fund, because it invests mainly in bonds that are considered to be of high quality. Credit risk is higher for those bonds with lower quality ratings.

Liquidity risk, which is the chance that the Fund may not be able to sell a security in a timely manner at a desired price. Liquidity risk is generally moderate for intermediate-term bond funds.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Intermediate-Term Tax-Exempt Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 6.14% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -3.60% (quarter ended December 31, 2010 ).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard Intermediate-Term Tax-Exempt Fund Retail) Vanguard Intermediate-Term Tax-Exempt Fund	One Year	Five Years	Ten Years
Vanguard Intermediate-Term Tax-Exempt Fund - Investor Shares	5.70%	5.43%	4.49%
Vanguard Intermediate-Term Tax-Exempt Fund - Investor Shares Return After Taxes on Distributions	5.70%	5.43%	4.49%
Vanguard Intermediate-Term Tax-Exempt Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	4.82%	5.19%	4.40%
Vanguard Intermediate-Term Tax-Exempt Fund - Investor Shares Barclays 1-15 Year Municipal Bond Index	4.74%	5.54%	4.68%
Vanguard Intermediate-Term Tax-Exempt Fund - Admiral Shares	5.78%	5.51%	4.56%
Vanguard Intermediate-Term Tax-Exempt Fund - Admiral Shares Barclays 1-15 Year Municipal Bond Index	4.74%	5.54%	4.68%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Limited-Term Tax-Exempt Fund
Risk/Return
Investment Objective
The Fund seeks to provide current income that is exempt from federal personal income taxes, with limited price volatility.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Limited-Term Tax-Exempt Fund Retail) Vanguard Limited-Term Tax-Exempt Fund (USD $)	Vanguard Limited-Term Tax-Exempt Fund - Investor Shares	Vanguard Limited-Term Tax-Exempt Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Limited-Term Tax-Exempt Fund Retail) Vanguard Limited-Term Tax-Exempt Fund	Vanguard Limited-Term Tax-Exempt Fund - Investor Shares	Vanguard Limited-Term Tax-Exempt Fund - Admiral Shares
Management Expenses	0.16%	0.09%
12b-1 Distribution Fee	none	none
Other Expenses	0.04%	0.03%
Total Annual Fund Operating Expenses	0.20%	0.12%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Limited-Term Tax-Exempt Fund Retail) Vanguard Limited-Term Tax-Exempt Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Limited-Term Tax-Exempt Fund - Investor Shares	20	64	113	255
Vanguard Limited-Term Tax-Exempt Fund - Admiral Shares	12	39	68	154

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15%.

Primary Investment Strategies

The Fund has no limitations on the maturity of individual securities, but is expected to maintain a dollar-weighted average maturity of 2 to 6 years. At least 75% of the securities held by the Fund are municipal bonds in the top three credit-rating categories as determined by a nationally recognized statistical rating organization (NRSRO) (e.g., Aaa, Aa, and A by Moody's Investors Service, Inc.). No more than 20% of the Fund's assets may be invested in bonds in a medium-grade category as determined by an NRSRO (e.g., Baa by Moody's). The remaining 5% may be invested in securities with lower credit ratings or in securities that are unrated.

Primary Risks

The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it. The Fund is subject to the following risks, which could affect the Fund's performance:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally high for limited-term bond funds, so investors should expect the Fund's monthly income to fluctuate.

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be low for the Fund because it invests primarily in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of long-term bonds.

Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Call risk is generally low to moderate for the Fund.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. In general, credit risk should be low for the Fund, because it invests mainly in bonds that are considered to be of high quality. Credit risk is higher for those bonds with lower quality ratings.

Liquidity risk, which is the chance that the Fund may not be able to sell a security in a timely manner at a desired price. Liquidity risk is generally low to moderate for the Fund.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at800-662-7447.

Annual Total Returns - Vanguard Limited-Term Tax-Exempt Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 2.31% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -1.27% (quarter ended June 30, 2004 ).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard Limited-Term Tax-Exempt Fund Retail) Vanguard Limited-Term Tax-Exempt Fund	One Year	Five Years	Ten Years
Vanguard Limited-Term Tax-Exempt Fund - Investor Shares	1.77%	3.18%	2.89%
Vanguard Limited-Term Tax-Exempt Fund - Investor Shares Return After Taxes on Distributions	1.77%	3.18%	2.89%
Vanguard Limited-Term Tax-Exempt Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	1.80%	3.08%	2.88%
Vanguard Limited-Term Tax-Exempt Fund - Investor Shares Barclays 1-5 Year Municipal Bond Index	2.00%	3.91%	3.37%
Vanguard Limited-Term Tax-Exempt Fund - Admiral Shares	1.85%	3.26%	2.97%
Vanguard Limited-Term Tax-Exempt Fund - Admiral Shares Barclays 1-5 Year Municipal Bond Index	2.00%	3.91%	3.37%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Long-Term Tax-Exempt Fund
Risk/Return
Investment Objective
The Fund seeks to provide a high and sustainable level of current income that is exempt from federal personal income taxes.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Long-Term Tax-Exempt Fund Retail) Vanguard Long-Term Tax-Exempt Fund (USD $)	Vanguard Long-Term Tax-Exempt Fund - Investor Shares	Vanguard Long-Term Tax-Exempt Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Long-Term Tax-Exempt Fund Retail) Vanguard Long-Term Tax-Exempt Fund	Vanguard Long-Term Tax-Exempt Fund - Investor Shares	Vanguard Long-Term Tax-Exempt Fund - Admiral Shares
Management Expenses	0.16%	0.09%
12b-1 Distribution Fee	none	none
Other Expenses	0.04%	0.03%
Total Annual Fund Operating Expenses	0.20%	0.12%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Long-Term Tax-Exempt Fund Retail) Vanguard Long-Term Tax-Exempt Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Long-Term Tax-Exempt Fund - Investor Shares	20	64	113	255
Vanguard Long-Term Tax-Exempt Fund - Admiral Shares	12	39	68	154

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15%.

Primary Investment Strategies

The Fund has no limitations on the maturity of individual securities, but is expected to maintain a dollar-weighted average maturity of 10 to 25 years. At least 75% of the securities held by the Fund are municipal bonds in the top three credit-rating categories as determined by a nationally recognized statistical rating organization (NRSRO) (e.g., Aaa, Aa, and A by Moody's Investors Service, Inc.). No more than 20% of the Fund's assets may be invested in bonds in a medium-grade category as determined by an NRSRO (e.g., Baa by Moody's). The remaining 5% may be invested in securities with lower credit ratings or in securities that are unrated.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund is subject to the following risks, which could affect the Fund's performance:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally low for long-term bond funds.

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be high for the Fund because it invests primarily in long-term bonds, whose prices are much more sensitive to interest rate changes than are the prices of short-term bonds.

Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Call risk is generally high for long-term bond funds.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. In general, credit risk should be low for the Fund, because it invests mainly in bonds that are considered to be of high quality. Credit risk is higher for those bonds with lower quality ratings.

Liquidity risk, which is the chance that the Fund may not be able to sell a security in a timely manner at a desired price. Liquidity risk is generally high for long-term bond funds.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at800-662-7447.

Annual Total Returns - Vanguard Long-Term Tax-Exempt Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 7.95% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -4.64% (quarter ended December 31, 2010 ).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard Long-Term Tax-Exempt Fund Retail) Vanguard Long-Term Tax-Exempt Fund	One Year	Five Years	Ten Years
Vanguard Long-Term Tax-Exempt Fund - Investor Shares	8.08%	5.67%	4.84%
Vanguard Long-Term Tax-Exempt Fund - Investor Shares Return After Taxes on Distributions	8.08%	5.67%	4.84%
Vanguard Long-Term Tax-Exempt Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	6.61%	5.48%	4.78%
Vanguard Long-Term Tax-Exempt Fund - Investor Shares Barclays Municipal Bond Index	6.78%	5.91%	5.10%
Vanguard Long-Term Tax-Exempt Fund - Admiral Shares	8.16%	5.76%	4.92%
Vanguard Long-Term Tax-Exempt Fund - Admiral Shares Barclays Municipal Bond Index	6.78%	5.91%	5.10%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Short-Term Tax-Exempt Fund
Risk/Return
Investment Objective
The Fund seeks to provide current income that is exempt from federal personal income taxes, with limited price volatility.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Short-Term Tax-Exempt Fund Retail) Vanguard Short-Term Tax-Exempt Fund (USD $)	Vanguard Short-Term Tax-Exempt Fund - Investor Shares	Vanguard Short-Term Tax-Exempt Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Short-Term Tax-Exempt Fund Retail) Vanguard Short-Term Tax-Exempt Fund	Vanguard Short-Term Tax-Exempt Fund - Investor Shares	Vanguard Short-Term Tax-Exempt Fund - Admiral Shares
Management Expenses	0.16%	0.09%
12b-1 Distribution Fee	none	none
Other Expenses	0.04%	0.03%
Total Annual Fund Operating Expenses	0.20%	0.12%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Short-Term Tax-Exempt Fund Retail) Vanguard Short-Term Tax-Exempt Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Short-Term Tax-Exempt Fund - Investor Shares	20	64	113	255
Vanguard Short-Term Tax-Exempt Fund - Admiral Shares	12	39	68	154

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29%.

Primary Investment Strategies

The Fund has no limitations on the maturity of individual securities, but is expected to maintain a dollar-weighted average maturity of 1 to 2 years. At least 75% of the securities held by the Fund are municipal bonds in the top three credit-rating categories as determined by a nationally recognized statistical rating organization (NRSRO) (e.g., Aaa, Aa, and A by Moody's Investors Service, Inc.). No more than 20% of the Fund's assets may be invested in bonds in a medium-grade category as determined by an NRSRO (e.g., Baa by Moody's). The remaining 5% may be invested in securities with lower credit ratings or in securities that are unrated.

Primary Risks

The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it. The Fund is subject to the following risks, which could affect the Fund's performance:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's monthly income to fluctuate.

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be low for the Fund because it invests primarily in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of long-term bonds.

Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Call risk is generally low for short-term bond funds.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. In general, credit risk should be low for the Fund, because it invests mainly in bonds that are considered to be of high quality. Credit risk is higher for those bonds with lower quality ratings.

Liquidity risk, which is the chance that the Fund may not be able to sell a security in a timely manner at a desired price. Liquidity risk is generally low for short-term bond funds.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at800-662-7447.

Annual Total Returns - Vanguard Short-Term Tax-Exempt Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 1.43% (quarter ended December 31, 2008 ), and the lowest return for a quarter was -0.31% (quarter ended December 31, 2010 ).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard Short-Term Tax-Exempt Fund Retail) Vanguard Short-Term Tax-Exempt Fund	One Year	Five Years	Ten Years
Vanguard Short-Term Tax-Exempt Fund - Investor Shares	0.99%	2.06%	2.21%
Vanguard Short-Term Tax-Exempt Fund - Investor Shares Return After Taxes on Distributions	0.99%	2.06%	2.21%
Vanguard Short-Term Tax-Exempt Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	1.01%	2.02%	2.20%
Vanguard Short-Term Tax-Exempt Fund - Investor Shares Barclays 1 Year Municipal Bond Index	0.84%	2.32%	2.34%
Vanguard Short-Term Tax-Exempt Fund - Admiral Shares	1.07%	2.14%	2.29%
Vanguard Short-Term Tax-Exempt Fund - Admiral Shares Barclays 1 Year Municipal Bond Index	0.84%	2.32%	2.34%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Tax-Exempt Money Market Fund
Risk/Return
The Fund seeks to provide current income that is exempt from federal personal income taxes while maintaining liquidity and a stable share price of $1.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Tax-Exempt Money Market Fund Retail) Vanguard Tax-Exempt Money Market Fund (USD $)	Vanguard Tax-Exempt Money Market Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Tax-Exempt Money Market Fund Retail) Vanguard Tax-Exempt Money Market Fund		Vanguard Tax-Exempt Money Market Fund - Investor Shares
Management Expenses		0.13%
12b-1 Distribution Fee		none
Other Expenses		0.03%
Total Annual Fund Operating Expenses	[1]	0.16%
[1]	Vanguard and the Fund's board have voluntarily agreed to temporarily limit certain net operating expenses in excess of the Fund's daily yield so as to maintain a zero or positive yield for the Fund. Vanguard and the Fund's board may terminate the temporary expense limitation at any time.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Tax-Exempt Money Market Fund Retail) Vanguard Tax-Exempt Money Market Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Tax-Exempt Money Market Fund - Investor Shares	16	52	90	205

Primary Investment Policies

The Fund invests in a variety of high-quality, short-term municipal securities. To be considered high quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by Vanguard to be of quality equivalent to securities in the two highest credit-quality categories. The Fund invests in securities with effective maturities of 397 days or less, maintains a dollar-weighted average maturity of 60 days or less, and maintains a dollar-weighted average life of 120 days or less.

Primary Risks

The Fund is designed for investors with a low tolerance for risk; however, the Fund is subject to the following risks, which could affect the Fund's performance:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Because the Fund's income is based on short-term interest rates-which can fluctuate significantly over short periods-income risk is expected to be high.

Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline. Credit risk should be very low for the Fund because it invests primarily in securities that are considered to be of high quality.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a comparative benchmark, which has investment characteristics similar to those of the Fund. Returns for the Tax-Exempt Money Market Funds Average are derived from data provided by Lipper Inc. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Tax-Exempt Money Market Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 0.92% (quarter ended September 30, 2007 ), and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard Tax-Exempt Money Market Fund Retail) Vanguard Tax-Exempt Money Market Fund	One Year	Five Years	Ten Years
Vanguard Tax-Exempt Money Market Fund - Investor Shares	0.04%	0.58%	1.43%
Vanguard Tax-Exempt Money Market Fund - Investor Shares Tax-Exempt Money Market Funds Average	none	0.36%	1.02%